Employee Defined Contribution Plan (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Employee Defined Contribution Plan
Employee benefit expenses	¥ 47,362	¥ 51,000	¥ 58,206